As filed with the U.S. Securities and Exchange Commission on May 31, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith
101 Montgomery Street, Suite 2400
San Francisco, CA 94101
(Name and address of agent for service)

(415) 248-8371
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semiannual Report 2022	Fundxfunds.com	1

1969	FundX Investment Group (then called DAL) is a registered investment advisor (RIA).

50+ Years of Investment Management

FundX, now a division of One Capital Management, was one of the first investment advisors to use no-load mutual funds to professionally manage client accounts in 1969.

It created the first FundX Fund in 2001, packaging one of its popular client portfolios as a mutual fund that was available to everyone.

There are now five FundX funds designed to meet a wide range of investor goals.

Simplifying Fund Investing

The FundX Funds make it easy for investors to own a full portfolio of funds and ETFs in one fund purchase.

Hundreds of investors use the FundX Funds to simplify their investing, adapt to changing markets, and work toward their investment goals.

Managed with Investors’ Best Interests in Mind FundX joined One Capital Management, LLC, in 2022, and One Capital became the Funds’ advisor. The Funds’ longtime portfolio managers and evidence-based investment strategies remain the same.

We continue to manage equity, sustainable, and fixed income portfolios with discipline, integrity, and with our investors’ best interests in mind.

1976	The firm starts publishing NoLoad FundX newsletter.

2001	The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002	Inception of three additional funds: FundX Aggressive Upgrader Fund (HOTFX), FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2017	Inception of the FundX Sustainable Impact Fund (SRIFX), a fund that aims to help investors build wealth and a better world.

2022	FundX joins One Capital Management, LLC.

2	Semiannual Report 2022

March 31, 2022

Dear Fellow Shareholders,

The six months ending March 31, 2022 included two distinct market environments. Stocks rallied in the first half of the semiannual period with the S&P 500 soaring 11.03% in the fourth quarter of 2021 and ending the year near all-time highs.

Stocks fell in the volatile second half of this reporting period as interest rates rose, inflation remained persistently high, and Russia invaded Ukraine. The S&P 500 had its first 10% decline since the Covid low reached in March 2020 during the first quarter of 2022, while the small-cap Russell 2000 and the Nasdaq 100 indexes entered into bear-market territory. The fact that we saw the S&P 500 move 10% in both directions indicates just how hectic of a quarter it was.

For the full six months, the S&P 500 gained 5.92%, and the Morningstar Global Market Large-Mid-Cap Index was up 0.58%. The FundX Aggressive Upgrader Fund (HOTFX) and Sustainable Impact Fund (SRIFX) had small gains for this time period, while the other FundX Funds lost ground.

Navigating fixed income headwinds

Higher inflation and rising interest rates continue to be strong headwinds for the bond market. In an effort to stave off inflation, the Federal Reserve followed through on its promise to raise the fed funds rate in March 2022. Bond prices fall when rates rise, so most bonds lost value during this period.

The Bloomberg US Aggregate Bond Index fell -5.92% for the six months ending March 31, 2022. The Flexible Income Fund (INCMX) continued to outpace the benchmark by avoiding more interest-rate sensitive government bond funds and targeting funds that held up better in the current environment, such as ultra short-term bond funds, floating-rate funds, and Treasury Inflation Protected Securities (TIPS) funds and ETFs.

Thank you for investing with us. It is a privilege to help you build wealth, navigate today’s rapidly changing markets, and work toward lifelong investment goals.

Janet Brown
Portfolio Manager, FundX Funds
Managing Director, FundX, a division of One Capital Management

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Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities. Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified.The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives,which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates.

References to other funds should not be interpreted as an offer of these securities.

Defensive funds typically invest in areas of the market that may hold up better in market declines, such as gold, real estate, utilities, and consumer staples. These funds also may invest in dividend-paying stocks, higher-quality stocks, or low-volatility stocks.

The S&P 500 Index is a broad based unmanaged index of 500 U.S. stocks, which is widely recognized as representative of the U.S. equity market. The Morningstar Global Market Large-Mid-Cap Index measures the performance of developed and emerging countries across the world, targeting the top 90% of stocks by market capitalization. The Nasdaq 100 Index includes the 100 largest U.S non-financial companies listed on the Nasdaq stock exchange. The Russell 2000 Index tracks the performance of the 2,000 smaller U.S. companies. The Bloomberg US Aggregate Bond Index is a market-capitalization-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. You cannot invest directly in an index.

While the funds are noload, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

Any new investment in a FundX Upgrader Fund must be preceded or accompanied by a prospectus.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

4	Semiannual Report 2022

Upgrader Fund Growth Fund

The Upgrader Fund (FUNDX) is designed to be a core equity holding. Investors in FUNDX own a portfolio of diversified stock funds that are actively managed to navigate changing markets and capitalize on global market trends.

Portfolio Managers

How did the market change during the semiannual report period?

Stocks gained in the first half of the semiannual period and then lost ground in the volatile first quarter of 2022. Large-cap growth stocks, particularly technology, led the late 2021 rally, while large-cap value stocks including dividend-paying stocks held up better during the decline.

Janet Brown

How did the Fund try to respond to these changes?

Large-cap growth stocks outpaced large-cap value stocks in the fourth quarter, and we trimmed our value exposure, selling Parnassus Endeavor (PFPWX) and AB Discovery Value (ABYSX), and buying large-cap blend funds like iShares MSCI KLD 400 Social (DSI) and iShares S&P 100 (OEF).

In the first quarter of 2022, the large-cap value funds held up relatively well during the correction, which led us to increase the Fund’s holdings in value funds. We replaced some large-cap growth funds, including Invesco S&P 500 growth (RPG), with more value-driven approaches like iShares MSCI USA Quality factor (QUAL) and iShares Sel Dividend (DVY).

While technology (19%) and financial services (18.9%) sectors are top sector allocations in FUNDX, our exposure to defensive sectors, such as utilities and consumer defensive, increased during the semiannual period, fueled by new purchases of value and high dividend paying stock funds.

Marty DeVault

How did the fund perform?

For the six months ending March 31, 2022, FUNDX returned -2.21% compared to 0.58% for the benchmark Morningstar Global Market Large-Mid-Cap Index and 5.92% for the S&P 500 Index.

What detracted from the fund’s performance?

Growth exposure via Fidelity Advisor Growth Opportunities (FAGCX) and Fidelity Blue Chip Growth (FBGRX), two funds that lagged in late 2021 and early 2022, were a drag on FUNDX’s returns in early 2022.

What contributed positively to the fund’s performance?

The pure large-cap value funds had the most positive impact for FUNDX. Invesco S&P 500 Pure Value (RPV) and iShares S&P 500 Mid-Cap 400 Value (IJJ), which we held throughout fourth quarter of 2021 and first quarter of 2022, were the best performing positions over this time period, strongly outpacing the Morningstar Global Market Large-Mid-Cap Index and the S&P 500. iShares Sel Dividend (DVY), a more recent addition to the portfolio, also added gains.

Sean McKeon

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FUNDX	Upgrader Fund Growth Fund

0.2% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)

Shares	Investment Companies: 99.8%	Value
	Core Funds:
105,578	Ariel Fund - Institutional Class	$8,380,794
92,427	Fidelity Advisor Growth Opportunities Fund - Class I	12,709,614
53,895	Fidelity Blue Chip Growth Fund	8,641,998
110,000	First Trust Rising Dividend Achievers ETF	5,390,000
129,500	Invesco S&P 500 Equal Weight ETF	20,423,445
276,000	Invesco S&P 500 Pure Value ETF	23,639,400
278,000	iShares MSCI KLD 400 Social ETF	24,080,360
115,000	iShares S&P 100 ETF	23,979,800
223,900	iShares S&P Mid-Cap 400 Value ETF	24,548,396
82,000	iShares Select Dividend ETF	10,506,660
198,759	Oakmark Fund - Advisor Class	23,069,933
371,400	Schwab US Large-Cap ETF	19,999,890
	Total Core Funds 99.8%	205,370,290

	Total Investment Companies
	(Cost $197,693,263)	205,370,290

	Short-Term Investments: 0.3%
680,814	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.12% #	680,814

	Total Short-Term Investments
	(Cost $680,814)	680,814

	Total Investments: 100.1%
	(Cost $198,374,077)	206,051,104
	Liabilities in Excess of Other Assets: (0.1)%	(254,550)
	Net Assets: 100.0%	$205,796,554

#	Annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

6	Semiannual Report 2022

Aggressive Upgrader Fund Aggressive Growth Fund

The Aggressive Upgrader Fund (HOTFX) focuses on concentrated stock funds, including sector and country-specific funds and ETFs, which typically have above-average risk and higher potential volatility. HOTFX is actively managed in an attempt to capitalize on sector rotations and global market trends.

Portfolio Managers

How did the market change during the semiannual report period?

Stocks gained in the first half of the semiannual period and then lost ground in the volatile first quarter of 2022. Large-cap growth stocks, particularly technology, led the late 2021 rally, while large-cap value stocks, especially energy, and dividend-paying stocks held up better during the decline.

Janet Brown

How did the Fund try to respond to these changes?

Large-cap growth stocks outpaced smaller-cap and value stocks in the fourth quarter, and we replaced positions like iShares Russell 2000 Value (IWN) with Ivy Large Cap Growth (IYGIX). By March 31, HOTFX’s large-cap exposure had grown to about 57% of the portfolio.

We cut HOTFX’s technology exposure in the first quarter of 2022, selling sector funds like SPDR Technology Select (XLK) and tech-oriented growth funds such as Fidelity OTC (FOCPX) in favor of energy sector funds and dividend ETFs, including iShares S&P North American Natural Resources (IGE) and Invesco High Yield Equity Dividend Achievers (PEY).

Energy strongly outperformed other sectors during the semiannual period, and we increased HOTFX’s energy exposure from 4% to 18%. (HOTFX’s largest sector weighting is a 20% stake in financial services.)

How did the fund perform? For the six months ending March 31, 2022, HOTFX gained 0.68% compared to 0.58% for the Morningstar Global Market Large-Mid-Cap Index and 5.92% for the S&P 500 Index.
Marty DeVault

What detracted from the fund’s performance?

Small-cap value funds like JP Morgan Small Cap Value (PSOPX) lagged in late 2021 and were replaced, while large-cap growth positions were a drag on HOTFX’s returns in early 2022.

Semiconductor funds, like VanEck Semiconductor (SMH), were among the fund’s best performing positions in 2021, but they lost more than the indexes and detracted from the fund’s returns in the first quarter of 2022.

What contributed positively to the fund’s performance?

Energy and natural resources contributed to HOTFX’s gains. Vanguard Energy (VDE), which we added in October 2021, was the best performing position over this time period, strongly outpacing the Morningstar Global Market Large-Mid-Cap Index and the S&P 500. iShares North America Natural Resources (IGE), a more recent addition to the portfolio, also added gains.

Sean McKeon	Among HOTFX’s more diversified positions, Fidelity Value Strategies (FSLSX) was a standout, outperforming the indexes for the semiannual period.

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HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

0.1% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares	Investment Companies: 99.9%	Value
	Aggressive Funds:
80,691	Delaware Ivy Large Cap Growth Fund - Class I	$2,712,034
57,036	Fidelity Advisor Value Strategies Fund	2,973,290
117,500	Invesco High Yield Equity Dividend Archievers ETF	2,565,025
19,600	Invesco Nasdaq 100 ETF	2,919,812
54,500	Invesco S&P 500 Quality ETF	2,720,095
36,790	Oakmark Select Fund - Advisor Class	2,216,598
8,700	Vanguard Small-Cap Value ETF	1,530,678
	Total Aggressive Funds 53.4%	17,637,532

	Sector Funds:
19,000	Consumer Staples Select Sector SPDR Fund	1,441,910
42,000	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,966,860
110,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,940,400
53,000	iShares North American Natural Resources ETF	2,143,850
45,000	SPDR S&P Regional Banking ETF	3,100,500
7,500	VanEck Semiconductor ETF	2,023,425
25,500	Vanguard Energy ETF	2,729,520
	Total Sector Funds 46.5%	15,346,465

	Total Investment Companies (Cost $30,842,046)	32,983,997

	Short-Term Investments: 0.3%
110,491	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.12% #	$110,490

	Total Short-Term Investments
	(Cost $110,490)	110,490

	Total Investments: 100.2%
	(Cost $30,952,536)	33,094,487
	Liabilities in Excess of Other Assets: (0.2)%	(74,740)
	Net Assets: 100.0%	$33,019,747

#	Annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

8	Semiannual Report 2022

Conservative Upgrader Fund Balanced Fund

The Conservative Upgrader Fund (RELAX) is an active balanced fund that can invest in core stock funds, balanced and total-return funds, and bond funds. It typically owns core stock funds for growth and includes bond and balanced funds as a way to buffer stock market volatility.

RELAX is designed for investors who seek the growth potential of a stock fund combined with the lower volatility of a fixed income fund.

Portfolio Managers

How did the markets change during the semiannual report period?

Stocks gained in the first half of the semiannual period and then lost ground in the volatile first quarter of 2022. Large-cap growth stocks led the market’s late 2021 rally, while large-cap value and dividend-paying stocks held up better in the early 2022 decline. Bonds sank as interest rates rose sharply and high inflation persisted.

Janet Brown

How did the Fund try to respond to these changes?

RELAX owned growth and value funds throughout the semiannual period. We increased its growth exposure in late 2021 and then shifted into dividend and large-cap blend funds in the first quarter.

RELAX’s balanced and fixed income positions aim to provide stability, so as volatility picked up in early 2022, we sold Fidelity Asset Manager 70% (FASGX), a balanced fund that had more stock exposure and added a position in Vanguard Market Neutral (VMNFX), an alternative fund that aims to be less correlated with the stock market.

On the fixed income side, we reduced our exposure to riskier areas of the bond market, selling nearly all of our high-yield positions and much of strategic exposure in favor of ultra short-term bond funds, floating-rate funds, and TIPS ETFs.

For additional diversification, we bought PIMCO Trends Managed Futures Strategy Fund (PQTIX), a fund that aims to have lower correlation to the stock and bond markets.

How did the fund perform?

For the six months ending March 31, 2022, RELAX lost -1.29% compared to 0.58% for the Morningstar Global Market Large-Mid-Cap Index, 1.20% for a balanced index composed of 60% S&P 500 Equal Weight Index and 40% Bloomberg Aggregate Bond Index, and -5.92% for the Bloomberg Aggregate Bond Index.

What detracted from the fund’s performance?

Growth stock fund positions, notably TransAmerica Capital Growth (TFOIX) and Fidelity Advisor Growth Opportunities (FAGCX), were a drag on performance and were replaced. Fidelity Asset Manager 70% (FASGX), a balanced fund, lagged the 60/40 benchmark while it was in the portfolio.

Marty DeVault

Sean McKeon

Semiannual Report 2022	Fundxfunds.com	9

Conservative Upgrader Fund Balanced Fund

Bonds also detracted from RELAX’s returns for this time period: all of RELAX’s bond positions had losses, though they held up better than the Bloomberg US Aggregate Bond Index.

What contributed positively to the fund’s performance?

Invesco S&P 500 Pure Value (RPV) and iShares S&P Mid Cap 400 Value (IJJ) were both held for the full six months and outperformed the Morningstar Global Market Large-Mid-Cap Index and the S&P 500 during this time. iShares Select Dividend (DVY), which we added in February, was also a positive contributor.

Among RELAX’s balanced and fixed income allocations, alternative positions, such as Vanguard Market Neutral (VMNFX) and PIMCO Trends Managed Future Strategy (PQTIX), added value.

10	Semiannual Report 2022

RELAX	Conservative Upgrader Fund Balanced Fund

0.2% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Bond Funds:
189,599	American Beacon Sound Point Floating Rate Income Fund - Class Y	$1,719,664
87,735	Delaware Ivy High Income Fund - Class I	590,454
17,600	iShares 0-5 Year TIPS Bond ETF	1,846,944
34,300	Janus Henderson AAA CLO ETF	1,722,031
157,544	Osterweis Strategic Income Fund	1,756,612
34,300	PIMCO 1-5 Year U.S. TIPS Index ETF	1,868,664
146,121	Thompson Bond Fund	1,553,263
	Total Bond Funds 13.6%	11,057,632

	Core Funds:
22,000	First Trust Rising Dividend Achievers ETF	1,078,000
18,500	Invesco BuyBack Achievers ETF	1,673,880
18,000	Invesco S&P 500 Equal Weight ETF	2,838,780
29,900	Invesco S&P 500 Pure Value ETF	2,560,935
33,500	iShares MSCI KLD 400 Social ETF	2,901,770
14,400	iShares S&P 100 ETF	3,002,688
27,000	iShares S&P Mid-Cap 400 Value ETF	2,960,280
10,200	iShares Select Dividend Fund	1,306,926
25,202	Oakmark Fund - Advisor Class	2,925,202
47,600	Schwab US Large-Cap ETF	2,563,260
	Total Core Funds 29.3%	23,811,721

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RELAX	Conservative Upgrader Fund Balanced Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares	Investment Companies: 99.8%	Value
	Total Return Funds:
160,000	BlackRock Balanced Capital Fund - Class I	$4,051,200
199,937	Fidelity Advisory Balanced Fund - Class I	5,566,236
184,438	Fidelity Puritan Fund	4,751,132
524,581	Fidelity Real Estate Income Fund	6,992,659
44,225	Gateway Fund - Class Y	1,738,501
99,748	Janus Henderson Balanced Fund - Class I	4,290,148
96,467	Oakmark Equity and Income Fund - Advisor Class	3,181,471
355,987	PIMCO TRENDS Managed Futures Strategy Fund - Institutional Class	4,449,838
125,702	T. Rowe Price Capital Appreciation Fund - Class I	4,513,953
440,487	Vanguard Market Neutral Fund - Investor Class	5,061,200
24,332	Vanguard Wellesley Income Fund - Admiral Class	1,634,855
	Total Total Return Funds 56.9%	46,231,193

	Total Investment Companies
	(Cost $79,596,739)	81,100,546

	Short-Term Investments: 0.3%
255,174	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.12% #	255,174

	Total Short-Term Investments
	(Cost $255,174)	255,174

	Total Investments: 100.1%
	(Cost $79,851,913)	81,355,720
	Liabilities in Excess of Other Assets: (0.1)%	(102,521)
	Net Assets: 100.0%	$81,253,199

#	Annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report 2022

Flexible Income Fund Fixed Income

The Flexible Income Fund (INCMX) is primarily a bond portfolio, utilizing funds and ETFs rather than individual issues, and it may also invest a portion of its portfolio in low volatility equity funds, such as total-return or alternative funds. Some investors use the fund as a standalone portfolio designed to deliver relatively low volatility returns over time. It is often used by investors as a lower-risk component of a balanced portfolio that also includes equity funds.

Portfolio Managers	How did the market change during the semiannual report period?

Interest rates and inflation both jumped during the semiannual period. The benchmark 10-year Treasury yield rose from 1.52% at the start of the period to 2.32% six months later, a gain of more than 50%. Inflation came in higher than anticipated, and in an effort to bring inflation under control, the Federal Reserve raised the fed funds rate by 0.25% in March, its first rate hike in two years. Bond prices move inversely to yields, and most bond funds lost value through March 31.

How did the Fund try to respond to these changes?

As interest rates surged at the start of 2022 and stocks sank, we steadily reduced our exposure to lower-quality bonds, selling nearly all of our high-yield positions and half of our strategic bond exposure. INCMX’s high-yield allocation fell from 37% of the portfolio to 4.7% as of March 31, 2022.

Janet Brown	We added positions in Janus Henderson AAA CLO (JAAA), a ultra short-term bond fund, and American Beacon Sound Point Floating Rate (SPFYX) in February. And as inflation persisted, we took a 25% stake in Treasury Inflation Protected Securities (TIPS) funds.

How did the fund perform?

For the six months ending March 31, 2022, INCMX lost -2.91% compared to -5.92% for the Bloomberg US Aggregate Bond Index.

What detracted from the fund’s performance?

A few of INCMX’s strategic bond positions, such as Columbia Strategic Income Fund (CTIVX), Federated Hermes Strategic Income (STISX) and Loomis Sayles Bond (LSBDX), lagged the benchmark and were replaced.

Most of INCMX’s high-yield holdings outpaced the bond market while we owned them during the semiannual period, but Fidelity Capital & Income (FAGIX), which we bought in July 2020, was the one exception, losing more than the benchmark during this time period.

Marty DeVault

What contributed positively to the fund’s performance?

Permanent Portfolio (PRPFX) and Fidelity Real Estate Income (FRIFX), two of INCMX’s low volatility equity positions, were up while we owned them, while the Bloomberg Aggregate Bond Index was down. Ultra short-term and Treasury Inflation Protected Securities (TIPS) positions held up much better than the bond market and contributed to INCMX performance.

Sean McKeon

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INCMX	Flexible Income Fund Fixed Income

0.4% Short-Term Investments,
Net of Other Liabilities

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares	Investment Companies: 99.6%	Value
	Floating Rate Bond Funds:
942,579	American Beacon Sound Point Floating Rate Income Fund - Class Y	$8,549,187
	Total Floating Rate Bond Funds 10.1%

	High Yield Bond Funds:
582,563	Delaware Ivy High Income Fund - Class I	3,920,648
	Total High Yield Bond Funds 4.7%

	Short Term Bond Funds:
651,334	American Century Short Duration Inflation Protection Bond Fund - Class I	7,151,645
69,500	iShares 0-5 Year TIPS Bond ETF	7,293,330
142,000	Janus Henderson AAA CLO ETF	7,129,110
133,500	PIMCO 1-5 Year U.S. TIPS Index ETF	7,273,080
	Total Short Term Bond Funds 34.3%	28,847,165

	Strategic Bond Funds:
786,257	Osterweis Strategic Income Fund - Institutional Class	8,766,761
758,378	Thompson Bond Fund	8,061,555
	Total Strategic Bond Funds 20.0%	16,828,316

	Total Return Funds:
676,797	Fidelity Real Estate Income Fund	9,021,702
219,486	Gateway Fund - Class Y	8,628,005
119,343	Vanguard Wellesley Income Fund - Admiral Class	8,018,623
	Total Total Return Funds 30.5%	25,668,330

	Total Investment Companies
	(Cost $83,763,311)	83,813,646

14	Semiannual Report 2022

INCMX	Flexible Income Fund Fixed Income

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.5%
462,808	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.12% #	$462,808

	Total Short-Term Investments
	(Cost $462,808)	462,808

	Total Investments: 100.1%
	(Cost $84,226,119)	84,276,454
	Liabilities in Excess of Other Assets: (0.1)%	(84,778)
	Net Assets: 100.0%	$84,191,676

#	Annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

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Sustainable Impact Fund Global Growth and Impact Fund

The Sustainable Impact Fund (SRIFX) integrates environmental, social, and governance (ESG) criteria into our momentum-based investment approach. SRIFX invests primarily in core diversified stock funds that have strong ESG ratings and strong recent returns. It also may have limited exposure to more aggressive stock funds that meet our sustainability and performance standards.

Portfolio Managers

How did the market change during the semiannual report period?

Stocks gained in the first half of the semiannual period and then lost ground in the volatile first quarter of 2022. Large-cap growth stocks, particularly technology, led the late 2021 rally, while large-cap value stocks held up better during the early 2022 decline.

Janet Brown

How did the Fund try to respond to these changes?

As large-cap growth stocks outpaced smaller-cap and value stocks in the fourth quarter of 2021, we replaced many of SRIFX’s small-cap and value positions with large-cap blend sustainable funds, such as Fidelity US Sustainability Index (FITLX) and Pax Large Cap (PXLIX). SRIFX’s large-cap exposure grew from about 40% at the start of the semiannual period to more than 60% as of March 31, 2022.

In the early 2022 market decline, we added positions in Pax US Sustainable Economy (PWGIX) and Boston Trust Walden Equity Fund (WSEFX), both of which were among the top sustainable funds on Barron’s annual list of top sustainable funds and ETFs (published January 23, 2022). Parnassus Endeavor (PFPWX), a large-cap value fund we owned for the full six months, also made Barron’s 2022 list.

Marty DeVault
How did the fund perform?

For the six months ending March 31, 2022, SRIFX gained 0.22% compared to 0.58% for the Morningstar Global Market Large-Mid-Cap Index and 5.92% for the S&P 500 Index.

What detracted from the fund’s performance?

Small-cap funds like Pax Small Cap (PXSIX) lagged in late 2021 and were replaced. Ariel (ARAIX), a mid-cap value fund, was also a drag on performance for this time period.

Growth positions, such as Eventide Dividend Opportunities (ETIDX) and Fidelity Environment and Alternative Energy (FSLEX), lagged in early 2022 and were among the weakest positions.

What contributed positively to the fund’s performance?

Value funds were SRIFX’s best performing holdings: Invesco S&P 500 Pure Value (RPV) outpaced the S&P 500 while we owned it, and Nuveen ESG Mid-Cap Value (NUMV), which we added in early 2022, also contributed positively to SRIFX’s returns.

Sean McKeon

16	Semiannual Report 2022

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

0.9% Short-Term Investments,
Inclusive of Other Assets

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares	Investment Companies: 99.1%	Value
	Aggressive Funds:
47,087	Eventide Dividend Opportunities Fund - Class I	$742,084
20,000	Nuveen ESG Mid-Cap Value ETF	720,200
19,184	Pax U.S. Sustainable Economy Fund - Institutional Class	473,657
	Total Aggressive Funds 8.7%	1,935,941

	Core Funds:
15,499	Ariel Fund - Institutional Class	1,230,348
67,604	Boston Trust Equity Fund	2,667,658
78,345	Boston Trust Walden Equity Fund	2,665,309
86,197	Fidelity US Sustainability Index Fund	1,719,627
13,000	Invesco BuyBack Achievers ETF	1,176,240
67,700	Nuveen ESG Large-Cap Value ETF	2,574,631
20,459	Parnassus Endeavor Fund - Institutional Class	1,044,428
159,212	Pax Large Cap Fund - Institutional Class	2,225,777
54,122	Praxis Growth Index Fund - Class I	2,128,627
40,500	Xtrackers S&P 500 ESG ETF	1,658,880
	Total Core Funds 86.0%	19,091,525

	Sector Funds:
5,100	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	479,706
7,200	FlexShares Global Quality Real Estate Index Fund	506,239
	Total Sector Funds 4.4%	985,945

	Total Investment Companies
	(Cost $21,833,229)	22,013,411

Semiannual Report 2022	Fundxfunds.com	17

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

SCHEDULE OF INVESTMENTS AT MARCH 31, 2022 (UNAUDITED)
Shares		Value
	Short-Term Investments: 0.5%
103,712	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.12% #	$103,712

	Total Short-Term Investments
	(Cost $103,712)	103,712

	Total Investments: 99.6%
	(Cost $21,936,941)	22,117,123
	Other Assets in Excess of Liabilities: 0.4%	85,413
	Net Assets: 100.0%	$22,202,536

#	Annualized seven-day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report 2022

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2022 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
Assets
Investments in securities, at value (identified cost $197,693,263, $30,842,046, $79,596,739) (See Note 2)	$205,370,290	$32,983,997	$81,100,546
Investments in short-term securities, at value (identified cost $680,814, $110,490, $255,174) (See Note 2)	680,814	110,490	255,174
Total securities, at value (identified cost $198,374,077, $30,952,536, $79,851,913) (See Note 2)	206,051,104	33,094,487	81,355,720
Receivables:
Fund shares sold	60,255	1,154	75
Dividends and interest	21	4	18,028
Prepaid expenses and other assets	13,061	7,510	11,505
Total assets	206,124,441	33,103,155	81,385,328
Liabilities
Payables:
Fund shares redeemed	57,205	32,127	13,594
Investment advisory fees, net	171,398	24,253	69,914
Administration and accounting fees	31,829	6,854	13,741
Audit fees	14,460	9,499	12,466
Custody fees	2,127	489	940
Transfer agent fees	18,011	4,005	7,680
Trustee fees	16,269	2,646	6,683
Other accrued expenses	16,588	3,535	7,111
Total liablities	327,887	83,408	132,129
Net Assets	$205,796,554	$33,019,747	$81,253,199
Net assets applicable to shares outstanding	$205,796,554	$33,019,747	$81,253,199
Shares outstanding; unlimited number of shares authorized without par value	3,600,205	585,100	2,054,174
Net asset value, offering and redemption price per share	$57.16	$56.43	$39.56

Components of Net Assets
Paid-in capital	$193,554,043	$32,016,463	$78,151,472
Total distributable earnings	12,242,511	1,003,284	3,101,727
Net assets	$205,796,554	$33,019,747	$81,253,199

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	19

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2022 (Unaudited)
	FundX Flexible Income Fund	FundX Sustainable Impact Fund
Assets
Investments in securities, at value (identified cost $83,763,311, $21,833,229) (See Note 2)	$83,813,646	$22,013,411
Investments in short-term securities, at value (identified cost $462,808, $103,712) (See Note 2)	462,808	103,712
Total securities, at value (identified cost $84,226,119, $21,936,941) (See Note 2)	84,276,454	22,117,123
Cash	—	2,858
Fund shares sold	—	106,794
Dividends and interest	47,178	4
Prepaid expenses and other assets	7,966	15,032
Total assets	84,331,598	22,241,811
Liabilities
Payables:
Fund shares redeemed	46,827	3,250
Investment advisory fees, net	46,439	15,357
Administration and accounting fees	13,644	5,454
Audit fees	12,466	8,328
Custody fees	812	340
Transfer agent fees	6,336	1,857
Trustee fees	6,904	1,809
Other accrued expenses	6,494	2,880
Total liablities	139,922	39,275
Net Assets	$84,191,676	$22,202,536
Net assets applicable to shares outstanding	$84,191,676	$22,202,536
Shares outstanding; unlimited number of shares authorized without par value	3,100,996	823,308
Net asset value, offering and redemption price per share	$27.15	$26.97

Components of Net Assets
Paid-in capital	$87,425,373	$21,980,109
Total distributable earnings (accumulated losses)	(3,233,697)	222,427
Net assets	$84,191,676	$22,202,536

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report 2022

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2022 (Unaudited)
	FundX Upgrader Fund	FundX Aggressive Upgrader Fund	FundX Conservative Upgrader Fund
INVESTMENT INCOME
Dividends	$1,598,016	$265,700	$815,062
Interest	103	13	32
Total investment income	1,598,119	265,713	815,094
EXPENSES
Investment advisory fees	1,117,824	178,321	438,203
Transfer agent fees	73,252	17,487	32,034
Administration and accounting fees	97,127	20,918	42,043
Reports to shareholders	9,571	2,456	4,181
Custody fees	6,262	1,414	2,754
Audit fees	14,460	9,499	12,466
Registration fees	11,249	10,334	5,690
Trustee fees	32,729	5,232	13,330
Miscellaneous expenses	5,258	3,484	3,663
Interest expense (Note 6)	879	141	272
Legal fees	44,670	7,105	17,380
Insurance expense	6,759	1,069	2,617
Total expenses	1,420,040	257,460	574,633
Less: fees waived	—	(16,586)	—
Less: expenses paid indirectly (Note 3)	(33,251)	(5,421)	(24,025)
Net expenses	1,386,789	235,453	550,608
Net investment income	211,330	30,260	264,486
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(8,859,647)	(2,174,104)	(335,948)
Capital gain distributions from regulated investment companies	13,213,834	1,005,179	3,858,033
Change in net unrealized appreciation / depreciation on investments	(8,978,345)	1,456,278	(4,807,453)
Net realized and unrealized gain (loss) on investments	(4,624,158)	287,353	(1,285,368)
Net increase (decrease) in net assets resulting from operations	$(4,412,828)	$317,613	$(1,020,882)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	21

STATEMENT OF OPERATIONS For The Six Months Ended March 31, 2022 (Unaudited)
	FundX Flexible Income Fund	FundX Sustainable Impact Fund
INVESTMENT INCOME
Dividends	$1,389,218	$56,349
Interest	49	83,871
Total investment income	1,389,267	140,220
EXPENSES
Investment advisory fees	309,555	125,093
Transfer agent fees	23,930	7,237
Administration and accounting fees	41,567	16,647
Reports to shareholders	3,580	1,466
Custody fees	2,363	1,053
Audit fees	12,466	8,327
Registration fees	10,358	11,279
Trustee fees	13,791	3,741
Miscellaneous expenses	3,953	3,343
Interest expense (Note 6)	37	376
Legal fees	17,560	5,033
Insurance expense	2,633	762
Total expenses	441,793	184,357
Less: fees waived	(3,956)	(15,105)
Less: expenses paid indirectly (Note 3)	(34,228)	(6,043)
Net expenses	403,609	163,209
Net investment income (loss)	985,658	(22,989)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	728,290	(785,819)
Capital gain distributions from regulated investment companies	749,490	862,138
Change in net unrealized appreciation / depreciation on investments	(5,033,378)	(13,259)
Net realized and unrealized gain (loss) on investments	(3,555,598)	63,060
Net increase (decrease) in net assets resulting from operations	$(2,569,940)	$40,071

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report 2022

FUNDX	Upgrader Fund Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$211,330	$(1,782,565)
Net realized gain (loss) on investments	(8,859,647)	59,262,474
Capital gain distributions from regulated investment companies	13,213,834	8,104,284
Change in net unrealized appreciation / depreciation on investments	(8,978,345)	(24,923,133)
Net increase (decrease) in net assets resulting from operations	(4,412,828)	40,661,060
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(60,958,087)	(950,917)
Total distributions to shareholders	(60,958,087)	(950,917)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	38,997,770	(18,540,753)
Total change in net assets	(26,373,145)	21,169,390

NET ASSETS
Beginning of period/year	232,169,699	211,000,309
End of period/year	$205,796,554	$232,169,699

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	73,522	$4,725,747	145,057	$11,186,887
Shares issued in reinvestment of distributions	976,271	60,040,694	12,666	936,917
Shares redeemed	(387,916)	(25,768,671)	(400,388)	(30,664,557)
Net change in shares outstanding	661,877	$38,997,770	(242,665)	$(18,540,753)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	23

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$30,260	$(129,909)
Net realized gain (loss) on investments	(2,174,104)	9,365,244
Capital gain distributions from regulated investment companies	1,005,179	1,330,549
Change in net unrealized appreciation / depreciation on investments	1,456,278	(6,567,162)
Net increase in net assets resulting from operations	317,613	3,998,722
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(9,625,818)	(530,656)
Total distributions to shareholders	(9,625,818)	(530,656)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	5,805,186	(2,048,680)
Total change in net assets	(3,503,019)	1,419,386

NET ASSETS
Beginning of period/year	36,522,766	35,103,380
End of period/year	$33,019,747	$36,522,766

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,436	$582,892	21,753	$1,720,885
Shares issued in reinvestment of distributions	159,595	9,574,094	6,922	527,803
Shares redeemed	(67,991)	(4,351,800)	(55,090)	(4,297,368)
Net change in shares outstanding	101,040	$5,805,186	(26,415)	$(2,048,680)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report 2022

RELAX	Conservative Upgrader Fund Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income (loss)	$264,486	$(111,443)
Net realized gain (loss) on investments	(335,948)	11,804,378
Capital gain distributions from regulated investment companies	3,858,033	2,500,652
Change in net unrealized appreciation / depreciation on investments	(4,807,453)	(1,411,978)
Net increase (decrease) in net assets resulting from operations	(1,020,882)	12,781,609
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(14,622,472)	(359,435)
Total distributions to shareholders	(14,622,472)	(359,435)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	7,269,519	(6,206,249)
Total change in net assets	(8,373,835)	6,215,925

NET ASSETS
Beginning of period/year	89,627,034	83,411,109
End of period/year	$81,253,199	$89,627,034

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	54,172	$2,385,646	137,379	$6,434,066
Shares issued in reinvestment of distributions	346,392	14,385,664	7,955	355,090
Shares redeemed	(221,771)	(9,501,791)	(283,463)	(12,995,405)
Net change in shares outstanding	178,793	$7,269,519	(138,129)	$(6,206,249)

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	25

INCMX	Flexible Income Fund Fixed Income

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE (DECREASE) IN NET ASSETS FROM: OPERATIONS
Net investment income	$985,658	$1,865,628
Net realized income (loss) on investments	728,290	759,560
Capital gain distributions from regulated investment companies	749,490	981,243
Change in net unrealized appreciation / depreciation on investments	(5,033,378)	3,554,164
Net increase (decrease) in net assets resulting from operations	(2,569,940)	7,160,595
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(2,007,392)	(1,751,962)
Total distributions to shareholders	(2,007,392)	(1,751,962)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares(a)	(1,358,686)	(574,441)
Total change in net assets	(5,936,018)	4,834,192

NET ASSETS
Beginning of period/year	90,127,694	85,293,502
End of period/year	$84,191,676	$90,127,694

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	124,667	$3,520,370	621,537	$17,335,366
Shares issued in reinvestment of distributions	70,816	2,002,678	63,513	1,747,885
Shares redeemed	(245,734)	(6,881,734)	(702,589)	(19,657,942)
Other transactions^	—	—	—	250
Net change in shares outstanding	(50,251)	$(1,358,686)	(17,539)	$(574,441)

^ Reimbursement from U.S. Bank Global Fund Services due to shareholder activity.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report 2022

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
INCREASE IN NET ASSETS FROM: OPERATIONS
Net investment loss	$(22,989)	$(268,667)
Net realized gain (loss) on investments	(785,819)	6,831,066
Capital gain distributions from regulated investment companies	862,138	620,284
Change in net unrealized appreciation / depreciation on investments	(13,259)	(4,691,188)
Net increase in net assets resulting from operations	40,071	2,491,495
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(6,842,539)	(640,625)
Total distributions to shareholders	(6,842,539)	(640,625)
CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	3,512,292	1,773,427
Total change in net assets	(3,290,176)	3,624,297

NET ASSETS
Beginning of period/year	25,492,712	21,868,415
End of period/year	$22,202,536	$25,492,712

(a) Summary of capital share transactions is as follows:

	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	53,449	$1,585,378	67,309	$2,481,143
Shares issued in reinvestment of distributions	234,093	6,842,539	17,819	640,625
Shares redeemed	(169,636)	(4,915,625)	(36,988)	(1,348,341)
Net change in shares outstanding	117,906	$3,512,292	48,140	$1,773,427

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	27

FUNDX	Upgrader Fund Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2022	Year Ended September 30,
Net asset value, beginning of period/year	(Unaudited)	2021	2020	2019	2018	2017
	$79.01	$66.33	$61.22	$67.69	$57.53	$50.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	0.06	(0.58)	(0.28)	(0.20)	(0.34)	0.12
Net realized and unrealized gain (loss) on investments	(0.28)	13.57	10.53	(0.13)	10.77	7.15
Total from investment operations	(0.22)	12.99	10.25	(0.33)	10.43	7.27

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.27)	(0.26)
From net realized gain	(21.63)	(0.31)	(5.14)	(6.14)	—	—
Total distributions	(21.63)	(0.31)	(5.14)	(6.14)	(0.27)	(0.26)
Net asset value, end of period/year	$57.16	$79.01	$66.33	$61.22	$67.69	$57.53

Total return	(2.21)%^	19.61%	17.55%	1.30%	18.19%	14.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$205.8	$232.2	$211.0	$211.2	$235.6	$222.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.27%(4)+	1.26%(4)	1.29%(4)	1.28% (4)	1.27%(4)	1.31%(4)
After fees waived and expenses absorbed(5)	1.27%(4)+	1.26%(4)	1.29%(4)	1.28%(4)	1.27%(4)	1.31%(4)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.16%(4)+	(0.77)%(4)	(0.50)%(4)	(0.37)%(4)	(0.61)%(4)	0.19%(4)
After fees waived and expenses absorbed(6)	0.16%(4)+	(0.77)%(4)	(0.50)%(4)	(0.37)%(4)	(0.61)%(4)	0.19%(4)
Portfolio turnover rate	71%^	104%	175%	107%	83%	172%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $879 or 0.00%, $56 or 0.00%, $2,872 or 0.00%, $1,069 or 0.00%, $1,117 or 0.00% and $737 or 0.00% of average net assets for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30,2017, respectively.
(5)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%, 1.24%, 1.26%, 1.25%, 1.21%, and 1.28%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
(6)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.19%, (0.76)%, (0.47)%, (0.34)%, (0.55)%, and 0.22%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
∧	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report 2022

HOTFX	Aggressive Upgrader Fund Aggressive Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
	Six Months Ended March 31, 2022	Year Ended September 30,
Net asset value, beginning of period/year	(Unaudited)	2021	2020	2019	2018	2017
	$75.45	$68.77	$59.06	$73.48	$62.16	$57.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1) (2)	0.06	(0.26)	(0.31)	(0.29)	(0.55)	(0.03)
Net realized and unrealized gain (loss) on investments	1.69	7.99	12.24	(3.79)	11.87	5.04
Total from investment operations	1.75	7.73	11.93	(4.08)	11.32	5.01

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.16)
From net realized gain	(20.77)	(1.05)	(2.22)	(10.34)	—	—
Total distributions	(20.77)	(1.05)	(2.22)	(10.34)	—	(0.16)
Net asset value, end of period/year	$56.43	$75.45	$68.77	$59.06	$73.48	$62.16

Total return	0.68%^	11.22%	20.66%	(3.05)%	18.21%	8.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$33.0	$36.5	$35.1	$35.8	$44.9	$43.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.44%(4)+	1.40%(4)	1.48%(4)	1.44%(4)	1.42%(4)	1.45%(4)
After fees waived and expenses absorbed(5)	1.35%(4)+	1.35%(4)	1.35%(4)	1.35%(4)	1.35%(4)	1.35%(4)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	0.05%(4)+	(0.40)%(4)	(0.65)%(4)	(0.59)%(4)	(0.90)%(4)	(0.15)%(4)
After fees waived and expenses absorbed(6)	0.14%(4)+	(0.35)%(4)	(0.52)%(4)	(0.50)%(4)	(0.83)%(4)	(0.05)%(4)
Portfolio turnover rate	105%^	184%	159%	187%	144%	186%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $141 or 0.00%, $100 or 0.00%, $1,013 or 0.00%, $600 or 0.00%, $428 or 0.00% and $1,864 or 0.00% of average net assets for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020 September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(5)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.32%, 1.34%, 1.33%, 1.34%, 1.33%, and 1.34%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
(6)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.17%, (0.33)%, (0.50)%, (0.49)%, (0.81)%, and (0.05)%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
∧	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	29

RELAX	Conservative Upgrader Fund Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
Net asset value, beginning of period/year	Six Months Ended March 31, 2022	Year Ended September 30,
	(Unaudited)	2021	2020	2019(1)	2018	2017
	$47.79	$41.43	$40.43	$41.40	$40.41	$36.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2) (3)	0.13	(0.06)	0.19	0.27	0.26	0.51
Net realized and unrealized gain (loss) on investments	(0.35)	6.60	2.20	0.63	4.01	3.57
Total from investment operations	(0.22)	6.54	2.39	0.90	4.27	4.08

LESS DISTRIBUTIONS:
From net investment income	(0.68)	(0.18)	(0.46)	(0.16)	(0.52)	(0.54)
From net realized gain	(7.33)	—	(0.93)	(1.71)	(2.76)	—
Total distributions	(8.01)	(0.18)	(1.39)	(1.87)	(3.28)	(0.54)
Net asset value, end of period/year	$39.56	$47.79	$41.43	$40.43	$41.40	$40.41

Total return	(1.29)%^	15.83%	5.99%	2.84%	11.22%	11.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$81.3	$89.6	$83.4	$99.3	$60.1	$57.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS (4):
Before fees waived and expenses absorbed	1.31%(5)+	1.31%(5)	1.33%(5)	1.35% (5)	1.35%(5)	1.40%(5)
After fees waived and expenses absorbed(6)	1.31%(5)+	1.31%(5)	1.35%(5)	1.35%(5)	1.35%(5)	1.35%(5)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS (4):
Before fees waived and expenses absorbed	0.55%(5)+	(0.16)%(5)	0.48%(5)	0.66%(5)	0.61%(5)	1.25%(5)
After fees waived and expenses absorbed(7)	0.55%(5)+	(0.16)%(5)	0.46%(5)	0.66%(5)	0.61%(5)	1.30%(5)
Portfolio turnover rate	58%^	84%	172%	151%	92%	129%

(1)	On July 26, 2019, shares of the FundX Tactical Upgrader Fund were reorganized into shares of the FundX Conservative Upgrader Fund. Activity after July 26, 2019 reflects the Funds’ combined operations.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Calculated using the average shares outstanding method.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Includes interest expense of $272 or 0.00%, $152 or 0.00%, $3,077 or 0.00%, $1,536 or 0.00%, $734 or 0.00% and $366 or 0.00% of average net assets for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(6)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.26%, 1.28%, 1.33%, 1.32%, 1.31%, and 1.32%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
(7)	Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.60%, (0.13)%, 0.48%, 0.69%, 0.65%, and 1.33%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
∧	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report 2022

INCMX	Flexible Income Fund Fixed Income

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year
Net asset value, beginning of period/year	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
	$28.60	$26.92	$28.13	$28.50	$29.16	$28.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (1) (2)	0.31(5)	0.60(5)	0.49(5)	0.60(5)	0.84(5)	0.97(5)
Net realized and unrealized gain (loss) on investments	(1.12)	1.70	(1.12)	0.35	(0.48)	0.33
Total from investment operations	(0.81)	2.30	(0.63)	0.95	0.36	1.30

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)	(0.75)
From net realized gain	—	—	—	—	—	—
Total distributions	(0.64)	(0.62)	(0.58)	(1.32)	(1.02)	(0.75)
Net asset value, end of period/year	$27.15	$28.60	$26.92	$28.13	$28.50	$29.16

Total return	(2.91)%^	8.63%	(2.32)%	3.66%	1.25%	4.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$84.2	$90.1	$85.3	$97.4	$99.9	$98.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees recaptured/waived and expenses absorbed	1.00%(4)+	1.00%(4)	1.01%(4)	1.01%(4)	0.98%(4)	1.03%(4)
After fees recaptured/waived and expenses absorbed (5)	0.99%(4)+	0.99%(4)	0.99%(4)	1.00%(4)	0.99%(4)	0.99%(4)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(3):
Before fees recaptured/waived and expenses absorbed	2.14%(4)+	2.10%(4)	1.75%(4)	2.14%(4)	2.95%(4)	3.35%(4)
After fees recaptured/waived and expenses absorbed (6)	2.15%(4)+	2.11%(4)	1.77%(4)	2.15%(4)	2.94%(4)	3.39%(4)
Portfolio turnover rate	64%^	73%	262%	180%	105%	82%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $37 or 0.00%, $367 or 0.00%, $1,916 or 0.00%, $10,082 or 0.01%, $1,173 or 0.00% and $999 or 0.00% of average net assets for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(5)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.91%, 0.96%, 0.98%, 0.97%, 0.98%, and 0.96%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
(6)	Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.23%, 2.13%, 1.78%, 2.18%, 2.95%, and 3.41%, for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30,2019, September 30, 2018, and September 30, 2017, respectively. (Note 3)
∧	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Semiannual Report 2022	Fundxfunds.com	31

SRIFX	Sustainable Impact Fund Global Growth and Impact Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year
	Six Months Ended	Year Ended September 30,				March 31, 2017(*) through
	March 31, 2022 (Unaudited)	2021	2020	2019	2018	September 30, 2017
Net asset value, beginning of period/year	$36.14	$33.27	$27.80	$31.67	$27.52	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) (2)	(0.03)	(0.39)	(0.23)	(0.15)	(0.18)	(0.13)
Net realized and unrealized gain on investments	0.88	4.23	5.77	0.17	4.84	2.65
Total from investment operations	0.85	3.84	5.54	0.02	4.66	2.52

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.40)	—
From net realized gain	(10.02)	(0.97)	(0.07)	(3.89)	(0.11)	—
Total distributions	(10.02)	(0.97)	(0.07)	(3.89)	(0.51)	—
Net asset value, end of period/year	$26.97	$36.14	$33.27	$27.80	$31.67	$27.52

Total return	0.22%^	11.56%	20.01%	2.49%	17.12%	10.08% ^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$22.2	$25.5	$21.9	$20.3	$19.7	$10.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS (3):
Before fees waived and expenses absorbed	1.47%(4)+	1.45%(4)	1.52%(4)	1.52%(4)	1.55%(4)	2.25%(4)+
After fees waived and expenses absorbed	1.35%(4)(5)+	1.35%(4)(5)	1.35%(4)(5)	1.36%(4)(5)	1.35%(4)	1.35%(4)+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.35)%(4)+	(1.19)%(4)	(0.96)%(4)	(0.72)%(4)	(0.81)%(4)	(1.85)%(4) +
After fees waived and expenses absorbed	(0.23)%(4)(6)+	(1.09)%(4)(6)	(0.79)%(4)(6)	(0.56)%(4)(6)	(0.61)%(4)	(0.95)%(4)+
Portfolio turnover rate	119%^	154%	156%	190%	161%	27% ^

*	The FundX Sustainable Impact Fund was incepted March 31, 2017.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Calculated using the average shares outstanding method.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Includes interest expense of $376 or 0.00%, $8 or 0.00% or $587 or 0.01%, $2,387 or 0.01%, $32 or 0.00% and $0 or 0.00% of average net assets for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, respectively.
(5)	Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.30%, 1.33%, 1.34% and 1.35% for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020 and September 30, 2019. (Note 3)
(6)	Including credit for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.18)%, (1.06)%, (0.78)% and (0.55)% for the period/years ended March 31, 2022, September 30, 2021, September 30, 2020 and September 30, 2019. (Note 3)
∧	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report 2022

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Upgrader Fund (“Upgrader Fund”), FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”), FundX Flexible Income Fund (“Flexible Income Fund”), and FundX Sustainable Impact Fund (“Sustainable Impact Fund”), collectively, the “Funds”. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014, except for the Sustainable Impact Fund.

The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Income Fund commenced operations on July 1, 2002. The Sustainable Impact Fund commenced operations on March 31, 2017.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income. The investment objective of the Sustainable Impact Fund is to obtain long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith or under the direction of the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2022, the Funds did not hold fair valued securities.

The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semiannual Report 2022	Fundxfunds.com	33

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED), continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2022:

FUNDX UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$205,370,290	$—	$—	$205,370,290
Short-Term Investments	680,814	—	—	680,814
Total Investments in Securities	$206,051,104	$—	$—	$206,051,104

FUNDX AGGRESSIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$32,983,997	$—	$—	$32,983,997
Short-Term Investments	110,490	—	—	110,490
Total Investments in Securities	$33,094,487	$—	$—	$33,094,487

FUNDX CONSERVATIVE UPGRADER FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$80,510,092	$—	$590,454	$81,100,546
Short-Term Investments	255,174	—	—	255,174
Total Investments in Securities	$80,765,266	$—	$590,454	$81,355,720

FUNDX FLEXIBLE INCOME FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$79,892,998	$—	$3,920,648	$83,813,646
Short-Term Investments	462,808	—	—	462,808
Total Investments in Securities	$80,355,806	$—	$3,920,648	$84,276,454

FUNDX SUSTAINABLE IMPACT FUND	Level 1	Level 2	Level 3	Total
Investment Companies	$22,013,411	$—	$—	$22,013,411
Short-Term Investments	103,712	—	—	103,712
Total Investments in Securities	$22,117,123	$—	$—	$22,117,123

See schedule of investments for breakout of investment company types.

B. Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For fiscal year ended September 30, 2021, the Sustainable Impact Fund had late year losses of $11,084. No Fund had any post October losses.

At September 30, 2021, the following Capital Loss Carryover were available:

	Infinite Short-Term	Total
FLEXIBLE INCOME FUND	$4,954,610	$4,954,610

As of September 30, 2021, there were no Capital Loss Carryover available to offset future gains for the Upgrader Fund, Aggressive Fund, Conservative Fund and Sustainable Impact Fund.

34	Semiannual Report 2022

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED), continued

For fiscal year ended September 30, 2021, the following Funds have utilized Capital Loss Carryover in the following amounts:

CONSERVATIVE FUND	$754,431
FLEXIBLE INCOME FUND	$1,530,382

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2018-2020, or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended September 30, 2021, the following adjustments were made:

	Distributable Earnings	Paid-In Capital
UPGRADER FUND	$(3,773,820)	$3,773,820
AGGRESSIVE FUND	(749,196)	749,196
CONSERVATIVE FUND	(801,096)	801,096
SUSTAINABLE IMPACT FUND	(180,939)	180,939

The permanent differences primarily relate to ETF and mutual fund dividend reclassifications, and use of equalization.

I. Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J. Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

K. COVID-19 Pandemic. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Semiannual Report 2022	Fundxfunds.com	35

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED), continued

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Prior to February 4, 2022, FundX Investment Group, LLC served as the Advisor of the Trust (the “Former Advisor”) and provided the Funds with investment management services under an Investment Advisory Agreement (the “Former Agreement”). Effective February 4, 2022, One Capital Management, LLC (“One Capital” or the “New Advisor”) acquired 100% of the equity interests of the Former Advisor (the “Transaction”). The purchase by One Capital of the Former Advisor constituted an assignment of, and termination of, the Former Agreement, and a new Investment Advisory Agreement (the “New Agreement”) became effective on February 4, 2022. The terms of the Former Agreement and New Agreement are the same. Under the New Agreement, the New Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the New Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on net assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund, the Conservative Fund, and the Sustainable Impact Fund. For the Flexible Income Fund, the New Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.

For the six months ended March 31, 2022, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, and Sustainable Impact Fund incurred $1,117,824, $178,321, $438,203, $309,555 and $125,093 in investment advisory fees, respectively.

Prior to February 4, 2022, the Former Advisor contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of its fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets (“expense limitation”) would not exceed the given Fund’s expense limitation listed below. The New Advisor has agreed to maintain each Fund’s current expense limitation for a two-year period beginning of the date of closing of the Transaction.

UPGRADER FUND	1.35%	FLEXIBLE INCOME FUND	0.99%

AGGRESSIVE FUND	1.35%	SUSTAINABLE IMPACT FUND	1.35%

CONSERVATIVE FUND	1.35%

The contract is in effect through February 4, 2024 and may be terminated at any time by the Board of Trustees upon sixty days written notice to the New Advisor. The New Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following thirty six months after such payment. The Funds must pay their current ordinary operating expenses before the New Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2022, the New Advisor waived $0, $16,586, $0, $3,956 and $15,105 in fees for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively.

At March 31, 2022, the remaining cumulative unreimbursed amount paid and/or waived by the New Advisor on behalf of the Aggressive Fund, Flexible Income Fund and Sustainable Impact Fund that may be recouped was $101,450, $35,908 and $88,416, respectively. The New Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September
	2022	2023	2024	2025	Total
AGGRESSIVE FUND	$15,247	$42,876	$26,741	$16,586	$101,450
FLEXIBLE INCOME FUND	2,177	17,938	10,233	5,560	35,908
SUSTAINABLE IMPACT FUND	12,423	34,315	26,573	15,105	88,416

U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the six months ended March 31, 2022 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the six months ended March 31, 2022, this expense reduction, in aggregate, equaled $33,251, $5,421, $24,025, $34,228 and $6,043 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund and Sustainable Impact Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

36	Semiannual Report 2022

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED), continued

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2022 are as follows:

	Purchases	Sales
UPGRADER FUND	$158,056,017	$166,461,567
AGGRESSIVE FUND	37,274,724	39,941,262
CONSERVATIVE FUND	50,562,691	53,627,134
FLEXIBLE INCOME FUND	56,122,075	57,381,926
SUSTAINABLE IMPACT FUND	29,617,975	32,303,103

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
UPGRADER FUND	$2,648,815	$58,309,272	$ —	$950,917
AGGRESSIVE FUND	969,048	8,656,770	—	530,656
CONSERVATIVE FUND	2,689,504	11,932,968	359,435	—
FLEXIBLE INCOME FUND	2,007,392	—	1,751,962	—
SUSTAINABLE IMPACT FUND	—	6,842,539	—	640,625

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2021.

As of September 30, 2021, components of distributable earnings on a tax basis were as follows:

	FUNDX UPGRADER FUND	FUNDX AGGRESSIVE UPGRADER FUND	FUNDX CONSERVATIVE UPGRADER FUND
Cost of investments	$215,808,353	$35,852,080	$83,466,233
Gross tax unrealized appreciation	18,755,406	1,871,937	6,821,354
Gross tax unrealized depreciation	(2,100,034)	(1,186,264)	(510,094)
Net tax unrealized appreciation	$16,655,372	$685,673	$6,311,260
Undistributed ordinary income	$2,648,803	$969,047	$1,456,594
Undistributed long-term capital gain	58,309,251	8,656,769	10,977,227
Total distributable earnings	$60,958,054	$9,625,816	$12,433,821
Other accumulated loss	—	—	—
Total accumulated gain/(loss)	$77,613,426	$10,311,489	$18,745,081
		FUNDX FLEXIBLE INCOME FUND	FUNDX SUSTAINABLE IMPACT FUND
Cost of investments		$84,902,826	$25,343,332
Gross tax unrealized appreciation		5,220,607	763,133
Gross tax unrealized depreciation		(136,894)	(569,692)
Net tax unrealized appreciation		$5,083,713	$193,441
Undistributed ordinary income		$1,214,532	$—
Undistributed long-term capital gain		—	6,842,538
Total distributable earnings		$1,214,532	$6,842,538
Other accumulated loss		(4,954,610)	(11,084)
Total accumulated gain/(loss)		$1,343,635	$7,024,895

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

Semiannual Report 2022	Fundxfunds.com	37

NOTES TO THE FINANCIAL STATEMENTS MARCH 31, 2022 (UNAUDITED), continued

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. had made available a $50 million unsecured line of credit pursuant to a Loan and Security Agreement for the Funds in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six months ended March 31, 2022, the average interest rate on the credit facility was the prime rate for each of the Funds. Advances were not collateralized by a first lien against the Funds’ assets. During the six months ended March 31, 2022, the Funds had the following:

	Outstanding Daily Average Balance for the Period	Maximum Amounts Outstanding for the Period	Interest Expense for the Period	Average Interest Rate	Outstanding Balance at March 31, 2022
UPGRADER FUND	$51,813	$5,032,000	$879	3.25%	$ —
AGGRESSIVE FUND	8,000	255,000	141	3.28%	—
CONSERVATIVE FUND	15,918	1,531,000	272	3.30%	—
FLEXIBLE INCOME FUND	8,681	339,000	37	3.25%	—
SUSTAINABLE IMPACT FUND	22,242	1,075,000	376	3.28%	—

NOTE 7 – RULE 12D1-4

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or ‘fund-of-funds arrangements.’ These regulatory changes may limit a Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. Management is currently assessing the potential impact of the new rule on the Funds’ financial statements.

38	Semiannual Report 2022

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2022 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. In addition to the costs discussed, the FundX Upgrader Funds also incur aquired fund fees and expenses that are not contemplated in the table below. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee. Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the examples below. The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During the Period*
FUNDX UPGRADER FUND
Actual	$1,000.00	$977.90	$6.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.24
FUNDX AGGRESSIVE UPGRADER FUND
Actual	$1,000.00	$1,006.80	$6.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.64
FUNDX CONSERVATIVE UPGRADER FUND
Actual	$1,000.00	$987.10	$6.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.67	$6.32
FUNDX FLEXIBLE INCOME FUND
Actual	$1,000.00	$970.90	$4.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.60
FUNDX SUSTAINABLE IMPACT FUND
Actual	$1,000.00	$1,002.20	$6.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.43	$6.57

* The calculations are based on expenses incurred during the most recent six-month period. The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, and FundX Sustainable Impact Fund were 1.24%, 1.32%, 1.26%, 0.91%, and 1.30%, respectively. The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

Semiannual Report 2022	Fundxfunds.com	39

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their years of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust(1)
Jan Gullett (born 1954) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Retired, formerly President & Founder, AVANTX, Inc. (a technology firm focused on research and development using dynamic evolution for algorithm based trading signals), 2006-2016.	5	Director, Balco, Inc., (2018-2020).
Gregg B. Keeling (born 1955) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Lead Independent Trustee	Indefinite term; Since April 2014	Retired; Certified Public Accountant; Acting President of Meridian Fund, Inc. (SEC registered investment company), 2012-2013; CFO of Meridian Fund, Inc. 1999-2013; CCO of Meridian Fund, Inc. and Aster Investment Management Company, Inc. (SEC registered investment adviser) 2004-2013; Vice President of Operations, Aster Investment Management Company, Inc., 1999-2013.	5	None
Kimun Lee (born 1946) c/o FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Trustee	Indefinite term; Since April 2014	Investment Adviser and Principal, Resources Consolidated (Consulting Services) (1980-Present).	5

Director, Board of Firsthand Technology Value Fund, (One Portfolio) (2010- Present). Trustee, Firsthand Funds (two portfolios) (2013- Present). Principal and Director of iShares Delaware Trust Sponsor, LLC, an operator that sponsors iShares Gold Trust, iShares Silver Trust, iShares S&P GSCI Commodity- Indexed Trust, and iShares Gold Trust Micro (2009-Present).

Interested Trustees and Officers of the Trust
Janet Brown (born 1950) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chairperson and Interested Trustee	Indefinite Term; Since March 2014	Managing Director, One Capital Management, LLC, 2022-present; President, FundX Investment Group, LLC, 1978-2022.	5	None

40	Semiannual Report 2022

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED), continued

Interested Trustees and Officers of the Trust
Name, Address & Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years
Jeff Smith (born 1975) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	President	Indefinite Term; Since March 2018	Managing Director, One Capital Management, LLC, 2022-present; Managing Partner, FundX Investment Group, LLC, 2001-2022.	N/A	N/A
Sean McKeon (born 1957) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Chief Compliance Officer Treasurer	Since August 2015 Indefinite Term; Since April 2014	Managing Director, One Capital Management, LLC, 2022-present; Portfolio Manager, FundX Investment Group, LLC, 1990-2022.	N/A	N/A
William McDonell (born 1951) FundX Investment Trust 101 Montgomery Street, Suite #2400 San Francisco, CA 94104	Secretary	Indefinite Term; Since March 2018	Compliance Manager, One Capital Management, LLC, 2022-present; Compliance Manager, FundX Investment Group, LLC, 2016-2022 and FundX Investment Trust, 2016- Present.	N/A	N/A

Semiannual Report 2022	Fundxfunds.com	41

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundxfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2021, certain dividends paid by the Funds may qualify as “qualified dividends” which are generally subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

UPGRADER FUND	0.0%
AGGRESSIVE FUND	0.0%
CONSERVATIVE FUND	46.77%
FLEXIBLE INCOME FUND	5.33%
SUSTAINABLE IMPACT FUND	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2021 was as follows:

UPGRADER FUND	0.0%
AGGRESSIVE FUND	0.0%
CONSERVATIVE FUND	33.29%
FLEXIBLE INCOME FUND	4.27%
SUSTAINABLE IMPACT FUND	0.0%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

UPGRADER FUND	0.0%
AGGRESSIVE FUND	0.0%
CONSERVATIVE FUND	0.0%
FLEXIBLE INCOME FUND	0.0%
SUSTAINABLE IMPACT FUND	0.0%

42	Semiannual Report 2022

HOUSEHOLDING (UNAUDITED)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Semiannual Report 2022	Fundxfunds.com	43

[THIS PAGE INTENTIONALLY LEFT BLANK]

	Symbol	CUSIP

FundX Upgrader Fund	FUNDX	360876106

FundX Aggressive Upgrader Fund	HOTFX	360876403

FundX Conservative Upgrader Fund	RELAX	360876304

FundX Flexible Income Fund	INCMX	360876205

FundX Sustainable Impact Fund	SRIFX	360876700

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:	For more about our funds and strategies: 800-763-8639 For account information: 866-455-FUND www.fundxfunds.com

Advisor One Capital Management, LLC 13075 Townsgate Road, Suite 350 Westlake Village, California 91361	Distributor Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202	Transfer Agent U.S.Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S.Bank,N.A. Custody Operations 1555 N.RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Tait, Weller & Baker LLP 1818 Market Street Suite 2400 Philadelphia, PA 19103	Legal Counsel Cravath & Associates, LLC 19809 Shady Brook Way Gaithersburg, MD 20879

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundX Investment Trust

By (Signature and Title) /s/ Jeff Smith
                                        Jeff Smith, President/Principal Executive Officer

Date  May 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeff Smith
                                        Jeff Smith, President/Principal Executive Officer

Date  May 27, 2022

By (Signature and Title) /s/ Sean McKeon
                                        Sean McKeon, Treasurer/Principal Financial Officer

Date  May 27, 2022